EMPLOYEE BENEFITS - Summary of RSU Vested (Details) - RSUs	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	235,392	219,047	181,860
36.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	500	500
Grant price (in usd per share) | $ / shares	$ 36.30	$ 36.30
37.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	45,242
Grant price (in usd per share) | $ / shares	$ 37.00	$ 37.00
42.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,625	1,625
Grant price (in usd per share) | $ / shares	$ 42.00	$ 42.00
46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	89,617	91,658
Grant price (in usd per share) | $ / shares	$ 46.00	$ 46.00
55.07
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 55.07	$ 55.07
52.74
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 52.74	$ 52.74
50.92
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,500	2,500
Grant price (in usd per share) | $ / shares	$ 50.92	$ 50.92
52.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	600	600
Grant price (in usd per share) | $ / shares	$ 52.10	$ 52.10
87.44
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	66,318	69,392
Grant price (in usd per share) | $ / shares	$ 87.44	$ 87.44
94.93
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,000	1,000
Grant price (in usd per share) | $ / shares	$ 94.93	$ 94.93
103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	750	750
Grant price (in usd per share) | $ / shares	$ 103.75	$ 103.75
137.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	3,125	3,125
Grant price (in usd per share) | $ / shares	$ 137.57	$ 137.57
152.49
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	0	655
Grant price (in usd per share) | $ / shares	$ 152.49	$ 152.49
104.25
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,336	0
Grant price (in usd per share) | $ / shares	$ 104.25	$ 104.25
130.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	41,046	0
Grant price (in usd per share) | $ / shares	$ 130.99	$ 130.99
140.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	895	0
Grant price (in usd per share) | $ / shares	$ 140.00	$ 140.00
170.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	740	0
Grant price (in usd per share) | $ / shares	$ 170.00	$ 170.00
184.72
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	1,500	0
Grant price (in usd per share) | $ / shares	$ 184.72	$ 184.72
189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	18,408	0
Grant price (in usd per share) | $ / shares	$ 189.53	$ 189.53
213.57
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	57	0
Grant price (in usd per share) | $ / shares	$ 213.57	$ 213.57
232.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of RSUs vested (in shares)	2,375	0
Grant price (in usd per share) | $ / shares	$ 232.11	$ 232.11